SEPARATE ACCOUNTS - SUMMARY OF SEPARATE ACCOUNTS (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	$ 248.2
Separate accounts reserve	2,793.3
Not subject to discretionary withdrawal	0.0
Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,361.6
Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	431.7
Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,793.3
With market value adjustment | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	39.2
At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,361.6
At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	392.5
Indexed
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	0.0
Separate accounts reserve	39.2
Not subject to discretionary withdrawal	0.0
Indexed | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Indexed | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	39.2
Indexed | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	39.2
Indexed | With market value adjustment | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	39.2
Indexed | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Indexed | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4%
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	0.0
Separate accounts reserve	392.5
Not subject to discretionary withdrawal	0.0
Non-Indexed Guarantee Less than/equal to 4% | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4% | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	392.5
Non-Indexed Guarantee Less than/equal to 4% | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	392.5
Non-Indexed Guarantee Less than/equal to 4% | With market value adjustment | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	392.5
Non-Indexed Guarantee More than 4%
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	0.0
Separate accounts reserve	0.0
Not subject to discretionary withdrawal	0.0
Non-Indexed Guarantee More than 4% | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | With market value adjustment | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Guaranteed Separate Accounts
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	248.2
Separate accounts reserve	2,361.6
Not subject to discretionary withdrawal	0.0
Non-Guaranteed Separate Accounts | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,361.6
Non-Guaranteed Separate Accounts | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Guaranteed Separate Accounts | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,361.6
Non-Guaranteed Separate Accounts | With market value adjustment | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Guaranteed Separate Accounts | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,361.6
Non-Guaranteed Separate Accounts | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
MODCO Reinsurance - Protective
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	$ 1,160.1